Intangible assets, net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Intangible assets, net
Schedule of intangible assets

Intangible assets consist of the following:

	December 31, 2020	June 30, 2020
	(Unaudited)
Land use rights	$405,173	$586,795
Less: accumulated amortization	(91,164)	(148,806)
Net intangible assets	$314,009	$437,989

Intangible assets consist of the following:

	June 30, 2020	June 30, 2019

Land use rights	$586,795	$603,774
Less: accumulated amortization	(148,806)	(141,036)
Net intangible assets	$437,989	$462,738

Schedule of estimated amortization

The estimated amortization is as follows:

Estimated
Twelve months ending December 31,	amortization expense
2021	$7,818
2022	7,818
2023	7,818
2024	7,818
2025	7,818
Thereafter	274,919
Total	$314,009

The estimated amortization is as follows:

Estimated
Twelve months ending June 30,	amortization expense
2021	$11,792
2022	11,792
2023	11,792
2024	11,792
2025	11,792
Thereafter	379,029
Total	$437,989